Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
Note 17. Subsequent Events
The Company has evaluated all known events and transactions that occurred after June 30, 2026 through the date of the issuance of these unaudited consolidated financial statements, and determined that no subsequent events have occurred that would require recognition or disclosure in these financial statements, except as disclosed in the following:
•Note 9. Debt in relation to the July 2026 settlement arrangement for the Company's Revolver.
•Note 13. Shareholders' Equity (Deficit) in relation to the share issuance for vested RSUs.
•Note 14. Share-Based Compensation in relation to the grant of RSUs under the Equity Incentive Plan.
•Note 16. Related Party Transactions in relation to the amounts outstanding under the NetDragon Inventory Agreement.